Cover	Jan. 24, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 24, 2025
Entity File Number	001-42395
Entity Registrant Name	Twin Hospitality Group Inc.
Entity Central Index Key	0002011954
Entity Tax Identification Number	99-1232362
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5151 Belt Line Road
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	941-3150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TWNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false